Stockholders’ Equity (Details) - USD ($)					6 Months Ended
	Sep. 29, 2025	Apr. 30, 2025	Dec. 30, 2024	Nov. 12, 2020	Jun. 30, 2025	Dec. 31, 2024	Mar. 07, 2024	Jun. 16, 2020
Stockholders’ Equity [Line Items]
Preferred shares authorized					2,500,000,000	2,500,000,000
Preferred shares, par value (in Dollars per share)					$ 0.0001	$ 0.0001
Ordinary shares, authorized share capital (in Dollars)							$ 20,000,000
Preferred shares issued							2,500,000,000
Stockholders' equity note, subscriptions receivable. (in Dollars)						$ 49,637
Preferred shares outstanding
Forecast [Member]
Stockholders’ Equity [Line Items]
Ordinary shares authorized	192,497,500,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001
Ordinary shares dividend	200,000,000,000,000
Preferred shares, par value (in Dollars per share)	$ 0.0001
Ordinary shares, authorized share capital (in Dollars)	$ 20,000,000,000
Preferred shares issued	2,500,000,000
Ordinary Shares [Member]
Stockholders’ Equity [Line Items]
Ordinary shares authorized					450,000,000
Ordinary shares, par value (in Dollars per share)					$ 0.0001
Ordinary shares, shares outstanding								17,399,176
Additional shares issued				121,473
Conversion rights description					Each Class A ordinary share was initially entitled to one vote, and is not convertible into Class B ordinary share under any circumstance; and each Class B ordinary share is initially entitled to ten votes, and is convertible into one Class A ordinary share at any time by the holder thereof, subject to adjustments for any subdivision or combination. On February 16, 2022, January 13, 2023 and December 23, 2024, the Company held the annual General Meetings of Shareholders that approved the increase by the number of votes attached to Class B Ordinary Shares from ten (10) votes per Class B Ordinary Share to twenty five (25) votes per Class B Ordinary Share, from twenty five (25) votes per Class B Ordinary Share to one hundred (100) votes per Class B Ordinary Share, and from one hundred (100) votes per Class B Ordinary Share to ten thousand (10,000) votes per Class B Ordinary Share, respectively.
Preferred Shares [Member]
Stockholders’ Equity [Line Items]
Preferred shares, par value (in Dollars per share)							$ 0.0001
Class A Ordinary Shares [Member]
Stockholders’ Equity [Line Items]
Ordinary shares authorized					190,000,000,000	190,000,000,000
Ordinary shares, par value (in Dollars per share)					$ 0.0001	$ 0.0001
Ordinary shares, shares outstanding					6,912,466,090	1,777,596,090
Including ordinary shares outstanding								7,647,962
Additional shares issued				29,591
Shares issued		496,358,691	496,358,691
Aggregate value (in Dollars)			$ 26,100,000
Shares not issued						496,358,691
Ordinary shares, shares issued					6,912,466,090	1,777,596,090
Class A Ordinary Shares [Member] | Forecast [Member]
Stockholders’ Equity [Line Items]
Ordinary shares authorized	192,307,500,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001
Ordinary shares dividend	192,497,500,000,000
Class A Ordinary Shares [Member] | Extinguishment of Liabilities [Member]
Stockholders’ Equity [Line Items]
Stockholders' equity note, subscriptions receivable. (in Dollars)						$ 50,000
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Stockholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)							$ 0.0001
Ordinary shares dividend					300,000,000
Ordinary shares, shares outstanding					6,912,466,090
Ordinary shares, shares issued						1,777,596,090
Class B Ordinary Shares [Member]
Stockholders’ Equity [Line Items]
Ordinary shares authorized					7,500,000,000	7,500,000,000
Ordinary shares, par value (in Dollars per share)					$ 0.0001	$ 0.0001
Ordinary shares, shares outstanding					65,387,845	65,387,845
Including ordinary shares outstanding								9,751,214
Additional shares issued				91,882
Forfeited shares				3,876,481
Ordinary shares, shares issued					65,387,845	65,387,845
Class B Ordinary Shares [Member] | Forecast [Member]
Stockholders’ Equity [Line Items]
Ordinary shares authorized	7,492,500,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001
Ordinary shares dividend	7,500,000,000,000
Class B Ordinary Shares [Member] | Ordinary Shares [Member]
Stockholders’ Equity [Line Items]
Ordinary shares authorized							7,500,000,000
Ordinary shares, par value (in Dollars per share)							$ 0.0001
Ordinary shares dividend					150,000,000
Class B Ordinary Shares [Member] | Business combination [Member]
Stockholders’ Equity [Line Items]
Shares issued				1,933,740
Preferred Shares [Member]
Stockholders’ Equity [Line Items]
Preferred shares authorized					50,000,000
Series A Preferred Shares [Member]
Stockholders’ Equity [Line Items]
Preferred shares issued
Preferred shares outstanding
2023 Annual Meeting [Member]
Stockholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)					$ 0.0001
Ordinary shares dividend					500,000,000
Preferred shares authorized					2,500,000,000
Preferred shares, par value (in Dollars per share)					$ 0.0001
Ordinary shares, authorized share capital (in Dollars)					$ 50,000
Preferred shares issued					50,000,000
Preferred shares authorized share capital (in Dollars)					$ 5,000,000
Preferred shares dividend					50,000,000,000
2023 Annual Meeting [Member] | Class A Ordinary Shares [Member]
Stockholders’ Equity [Line Items]
Ordinary shares authorized					40,000,000,000		190,000,000,000
Ordinary shares, par value (in Dollars per share)							$ 0.0001
Ordinary shares dividend					300,000,000
2023 Annual Meeting [Member] | Class B Ordinary Shares [Member]
Stockholders’ Equity [Line Items]
Ordinary shares authorized					7,500,000,000
Ordinary shares dividend					150,000,000